Label	Element	Value
Predecessor [Member]
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	$ 2,827,000,000
Parent [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	3,501,000,000
Parent [Member] | Predecessor [Member]
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	$ 2,720,000,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues	us-gaap_StockIssuedDuringPeriodSharesNewIssues	10,000,000
Common Stock [Member] | Predecessor [Member]
Cancellation Of Predecessor Equity, Shares	sdrl_CancellationOfPredecessorEquityShares	1,008,000,000
Other Additional Capital [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 0
Other Additional Capital [Member] | Predecessor [Member]
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	1,956,000,000
Noncontrolling Interest [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	0
Noncontrolling Interest [Member] | Predecessor [Member]
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	107,000,000
Retained Earnings [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	0
Retained Earnings [Member] | Predecessor [Member]
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	(3,593,000,000)
Additional Paid-in Capital [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	3,491,000,000
Additional Paid-in Capital [Member] | Predecessor [Member]
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	3,322,000,000
AOCI Attributable to Parent [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	0
AOCI Attributable to Parent [Member] | Predecessor [Member]
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	$ 27,000,000